Contract Liabilities (Details) - Schedule of amounts related to contract liabilities - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract Liabilities (Details) - Schedule of amounts related to contract liabilities [Line Items]
Contract liabilities	$ 33,348	$ 72,838	$ 89,425
Patient services paid but not provided [Member]
Contract Liabilities (Details) - Schedule of amounts related to contract liabilities [Line Items]
Contract liabilities	22,461	42,530	35,779
Consulting services paid but not provided [Member]
Contract Liabilities (Details) - Schedule of amounts related to contract liabilities [Line Items]
Contract liabilities		25,000	47,864
Unshipped products [Member]
Contract Liabilities (Details) - Schedule of amounts related to contract liabilities [Line Items]
Contract liabilities	$ 10,887	$ 5,308	$ 5,782